Risk Management and Use of Derivative Financial Instruments (Details 5) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Cash Flow Hedging USD ($)	Dec. 31, 2012 Interest rate cap USD ($)	Dec. 31, 2012 3-Month Euro Interbank Offering Rate Interest rate cap Cash Flow Hedging USD ($)	Dec. 31, 2012 3-Month Euro Interbank Offering Rate Interest rate cap Cash Flow Hedging EUR (€)	Dec. 31, 2012 3-Month Euribor March Interest rate swap Cash Flow Hedging USD ($)	Dec. 31, 2012 3-Month Euribor March Interest rate swap Cash Flow Hedging EUR (€)	Dec. 31, 2012 1-Month LIBOR July Interest rate swap Cash Flow Hedging USD ($)	Dec. 31, 2012 1-Month LIBOR August Interest rate swap Cash Flow Hedging USD ($)	Dec. 31, 2012 1-Month LIBOR June Interest rate swap Cash Flow Hedging USD ($)	Dec. 31, 2012 1-Month LIBOR April Interest rate swap Cash Flow Hedging USD ($)	Dec. 31, 2012 1-Month LIBOR December Interest rate swap Cash Flow Hedging USD ($)
Derivative Disclosure
Notional Amount					€ 69,457		€ 6,286	$ 33,631	$ 25,714	$ 6,905	$ 4,414	$ 3,500
Effective Interest Rate				2.00%	2.00%	4.20%	4.20%	3.00%	3.90%	4.40%	3.00%	3.70%
Effective Date				Dec. 01, 2012	Dec. 01, 2012	Mar. 01, 2008	Mar. 01, 2008	Jul. 01, 2010	Aug. 01, 2012	Jun. 01, 2012	Apr. 01, 2010	Dec. 01, 2012
Expiration Date				Dec. 01, 2014	Dec. 01, 2014	Mar. 01, 2018	Mar. 01, 2018	Jul. 01, 2020	Aug. 01, 2022	Mar. 01, 2022	Apr. 01, 2015	Feb. 01, 2019
Fair Value	$ (2,067)	$ (5,800)	$ 1	$ 25		$ (1,392)		$ (3,624)	$ (403)	$ (122)	$ (247)	$ (37)